Stockholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity (Deficit) [Abstract]
Stockholders’ Equity (Deficit)

Note 12 — Stockholders’ Equity (Deficit)

Public Offerings

On February 27, 2024, the Company entered into a placement agency agreement (the “Agency Agreement”) with Alexander Capital, LP (“Alexander Capital”) as placement agent (the “Placement Agent”), pursuant to which the Company agreed to issue and sell an aggregate of 184,000 shares of its Common Stock, and, in lieu of Common Stock to certain investors that so chose, Pre-Funded Warrants to purchase 264,246 shares of its Common Stock (the “S-1 Offering”). The public offering price for each share of Common Stock was $5.70, and the offering price for each Pre-Funded Warrant is $5.685, which equals the public offering price per share of the Common Stock, less the $0.015 per share exercise price of each Pre-Funded Warrant.

The Company issued 4,482 warrants to purchase Common Stock to Alexander Capital (the “Placement Agents Warrants”). The Placement Agents Warrants were classified as equity and recorded under additional paid-in capital in the consolidated balance sheets. The Placement Agents Warrants have a five-year term and exercise price of 100% of the offering price, and are subject to adjustment for stock splits, reverse stock splits, stock dividends, and similar transactions. The Placement Agents Warrants will be exercisable on a cash basis, unless there is not an effective registration statement covering the issuance of the shares issuable upon exercise of the Placement Agents Warrants or if shareholder approval for the full exercise of the Placement Agents Warrants are not received, in which case the Placement Agents Warrants will also be exercisable on a cashless exercise basis at Alexander Capital’s election.

The measurement of fair value of the Placement Agents Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions as of the date of issuance (i.e., share price of $7.80, exercise price of $5.70, term of five years, volatility of 128%, risk-free rate of 4.32%, and expected dividend rate of 0%). The grant date fair value of these Placement Agents Warrants was estimated to be $31 thousand on February 27, 2024, and is reflected within additional paid-in capital as of December 31, 2024.

Equity Line of Credit Facility

On August 28, 2024, the Company entered into a purchase agreement (the “Ionic Agreement”) and a registration rights agreement with Ionic Ventures, LLC (“Ionic”), pursuant to which Ionic committed to purchase up to an aggregate of $15.0 million of the Company’s Common Stock, subject to certain limitations, from time to time and at our sole discretion over the 36-month term of the Ionic Agreement.

From and after the date the registration statement relating to the resale of the shares sold to Ionic was declared effective, November 5, 2024, the Company may from time to time on any business day, by written notice delivered by the Company to Ionic, direct Ionic to purchase between $250,000 and $750,000 of shares of Common Stock on such business day, at a purchase price per share that will be equal to 93% (or 80% if the Common Stock is not then trading on the Nasdaq Capital Market) of the lowest daily VWAP over a specified measurement period beginning after the delivery of the purchase notice, as described further in the Purchase Agreement (each, a “Regular Purchase”). The Ionic Agreement also permitted the Company to deliver an exemption purchase notice for $400,000 on the date of signing, with the shares so purchased to be delivered following the Commencement Date, and the Company delivered an exemption purchase notice for $400,000 for the purchase by Ionic of 189,645 shares of Common Stock. On November 5, 2024, the Company issued 189,645 shares of Common Stock to Ionic. The Company will control the timing and amount of any sales of Common Stock to Ionic pursuant to the Ionic Agreement. Ionic has no right to require the Company to sell any shares of Common Stock to Ionic, but Ionic is obligated to make purchases as the Company directs, subject to certain conditions.

Related Party Warrant Issuance

On May 21, 2024, in connection with the Consolidated Note Amendment, the Company issued 492,204 and 525,114 Pre-Funded Warrants to GIC Acquisitions and CP (the “Related Party Pre-Funded Warrants”), respectively, in exchange of notes payable amounting approximately to $2.29 million and $11.5 million, respectively. The Related Party Pre-Funded Warrants can be used to purchase Company’s Common Stock with par value of $0.001 at an exercise price of $0.015. The Related Party Pre-Funded Warrants have been identified as freestanding financial instruments and were determined not to be indexed to the Company’s own stock. Accordingly, the Warrants are precluded from being classified within equity and classified as a liability with subsequent changes in fair value recognized each reporting period in earnings. The fair value of the Related Party Pre-Funded Warrants on the issuance date was $5,600,334 determined as the intrinsic value.

On June 30, 2024, the Company executed an amendment to the Related Party Pre-Funded Warrants, pursuant to which the Company revised certain provisions of the Related Party Pre-Funded Warrants to (i) remove the adjustment to the exercise price of the Related Party Pre-Funded Warrants when there is a bona fide equity financing with the primary purpose of raising capital (the “Adjustment Provisions”) and (ii) increase the threshold for a change of control from 50% to greater than 50%. The classification of the Related Party Pre-Funded Warrants was reassessed upon the modification and the Related Party Pre-Funded Warrants were determined to meet all of the additional requirements for equity classification. Accordingly, as of June 30, 2024, the Company remeasured the Related Party Pre-Funded Warrants to its fair value immediately prior to the modification and recognized the change in fair value of approximately $1.2 million in earnings. The Company then reclassified the Pre-Funded Warrant liability to stockholders’ equity at its post-modification fair value of $6.8 million.

On August 12, 2024, the stockholders of the Company approved a proposal to amend the Related Party Pre-Funded Warrants to add the Adjustment Provisions at a future date. Pursuant to that approval, on August 28, 2024, the Company entered into amendments to the Related Party Pre-Funded Warrants to insert the Adjustment Provisions. This resulted in a reassessment of the Related Party Pre-Funded Warrants such that they no longer met the requirements for equity classification and became classified as liabilities. They were remeasured to their fair value upon modification, resulting in a reduction in value of approximately $3.1 million. The fair value, as of August 28, 2024, of $3,723,383 was reclassified to a warrant liability. As a result of the warrant amendments and the subsequent issuance of 189,645 shares of Common Stock to Ionic at an effective purchase price of $2.109 per share of Common Stock, the number of shares of Common Stock underlying the Related Party Pre-Funded Warrant held by CP was adjusted to 5,452,288 and the number of shares of Common Stock underlying the Related Party Pre-Funded Warrant held by GIC Acquisition was adjusted to 1,085,122. On August 30, 2024, CP partially exercised its Pre-Funded Warrant and entities affiliated with Raymond Chang and I-Tseng Jenny Chan received an aggregate of 383,127 shares of Common Stock upon the exercise.

On September 27, 2024, the Company executed an amendment to the Related Party Pre-Funded Warrants to remove the Adjustment Provisions. Accordingly, the Related Party Pre-Funded Warrants met the requirements for equity classification. The amendment also included a provision preventing the holders from any additional exercise of either of the Related Party Pre-Funded Warrants at any time between September 27, 2024 and October 9, 2024. They were remeasured to their fair value upon modification resulting in an increase to the fair value of $18,392,143. The fair value as of September 27, 2024 of $20,770,707 was reclassified to equity.

PIPE

On November 20, 2024, the Company entered into Securities Purchase Agreements with institutional investors and other accredited investors for the sale by the Company of 203,988 shares (the “Shares”) of Common Stock, and pre-funded warrants (the “November 2024 Warrants”) to purchase up to an aggregate of 949,515 shares of Common Stock, in a private placement offering. The purchase price for one share of Common Stock is $22.30 and the purchase price for one November 2024 Warrant is $22.2999.

Each Pre-Funded Warrant is exercisable into one share of Common Stock at a price per share of $0.0001 (as adjusted from time to time in accordance with the terms thereof) and will expire when such November 2024 Warrant is fully exercised.

Benjamin Kovler, Chairman and Interim Chief Executive Officer of the Company, participated in the private placement to purchase 10,000 shares of Common Stock on the same terms as other investors except for a purchase price of $38.76.

The gross proceeds to the Company from the private placement were approximately $25.9 million, before deducting the placement agent’s fees and other offering expenses of approximately $0.1 million.

The November 2024 Warrants were classified as a component of stockholders’ equity. They are immediately exercisable and permit the holders to receive a fixed number of shares of Common Stock upon exercise. In addition, such warrants do not provide any guarantee of value or return.

Mack Warrants

In October 2023, the Company issued 50,000 warrants to Mack Molding Co. in conjunction with the Modification and Settlement Agreement (the “Mack Warrants”). The warrants have a three-year term and an exercise price of $60.00 per share, and are subject to adjustment for stock splits, reverse stock splits, stock dividends, and similar transactions. The Mack Warrants will be exercisable on a cash basis, unless there is not an effective registration statement covering the resale of the shares issuable upon exercise of the warrants or if shareholder approval for the full exercise of the warrants are not received, in which case the Mack Warrant will also be exercisable on a cashless exercise basis at the Investor’s election.

The measurement of fair value of the Mack Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance. The grant date fair value of these Investor Warrants was estimated to be $1.6 million on October 18, 2023 and is reflected within additional paid-in capital as of December 31, 2023. These warrants were terminated a part of the December 16, 2024 settlement.